Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2018	December 31, 2017
Cash on hand and at banks	$131,432	$127,625
Short-term deposits and highly liquid funds	6,450	7
Restricted cash	12,892	6,558
Cash and cash equivalents and restricted cash	$150,774	$134,190